Investment Objectives and Goals	Mar. 31, 2025
Tradr 2X Long Innovation ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION — Tradr 2X Long Innovation ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide the daily investment results, before fees and expenses, that correspond to two times (200%) of the daily performance of the ARK Innovation ETF. The Fund does not seek to achieve its stated investment objective for a period of time different than a single trading day.

Tradr 2X Short TSLA Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION — Tradr 2X Short TSLA Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) of the daily performance of the common shares of TSLA. The Fund does not seek to achieve its stated investment objective for a period of time different than a single trading day.

Tradr 1.5X Short NVDA Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION — Tradr 1.5X Short NVDA Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, that correspond to one and a half times the inverse (-150%) of the daily performance of the common shares of NVDA. The Fund does not seek to achieve its stated investment objective for a period of time different than a single trading day.

Tradr 1X Short Innovation Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION — Tradr 1X Short Innovation Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide the daily investment results, before fees and expenses, of two times the inverse (-100%) of the daily performance of the ARK Innovation ETF. The Fund does not seek to achieve its stated investment objective for a period of time different than a single trading day.